ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE MID-CAP GROWTH FUND
Unaudited		March 31, 2006
PORTFOLIO OF INVESTMENTS †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 95.1%
CONSUMER DISCRETIONARY 17.9%
Auto Components 0.7%
Gentex	6,600,000	115,236
TRW (1)	500,000	11,650
		126,886
Diversified Consumer Services 1.0%
Education Management (1)	2,400,000	99,840
Laureate (1)	1,250,000	66,725
		166,565
Hotels, Restaurants & Leisure 4.1%
Fairmont Hotels (2)	4,900,000	219,030
International Game Technology	4,000,000	140,880
PF Chang's China Bistro (1)	1,100,000	54,219
The Cheesecake Factory (1)	2,700,000	101,115
Tim Hortons (1)	800,000	21,240
Wendy's	350,000	21,721
Wynn Resorts (1)	1,850,000	142,172
		700,377
Household Durables 1.6%
Garmin	1,800,000	142,974
Harman International	1,150,000	127,800
		270,774
Internet & Catalog Retail 0.8%
Amazon.com (1)	3,750,000	136,913
		136,913
Leisure Equipment & Products 0.5%
Brunswick	2,000,000	77,720
		77,720
Media 4.1%
Catalina Marketing (2)	3,250,000	75,075
Citadel Broadcasting (2)	7,000,000	77,630
Clear Channel Outdoor, Class A (1)	1,500,000	35,175
Discovery Holding, Series A (1)	5,500,000	82,500
Dreamworks Animation, Class A (1)	1,400,000	37,030
Getty Images (1)	1,100,000	82,368
Lamar Advertising (1)	3,750,000	197,325
Univision Communications, Class A (1)	3,500,000	120,645
		707,748
Multiline Retail 0.6%
Dollar General	5,000,000	88,350
Family Dollar Stores	300,000	7,980
		96,330
Specialty Retail 4.5%
Bed Bath & Beyond (1)	1,250,000	48,000
Best Buy	2,250,000	125,842
CarMax (1)	2,200,000	71,896
Michaels Stores	2,500,000	93,950
O'Reilly Automotive (1)	3,200,000	116,992
PETsMART	5,000,000	140,700
Ross Stores	3,000,000	87,570
Williams-Sonoma (1)	2,000,000	84,800
		769,750

Total Consumer Discretionary		3,053,063

CONSUMER STAPLES 0.9%

Beverages 0.3%
Cott (1)(2)	4,000,000	51,520
		51,520
Food & Staples Retailing 0.6%
Shoppers Drug Mart (CAD)	1,600,000	60,963
Whole Foods Market	750,000	49,830
		110,793
Total Consumer Staples		162,313
ENERGY 7.5%
Energy Equipment & Services 3.5%
BJ Services	6,500,000	224,900
Cooper Cameron (1)	1,200,000	52,896
FMC Technologies (1)	2,850,000	145,977
Smith International	4,600,000	179,216
		602,989
Oil, Gas & Consumable Fuels 4.0%
EOG Resources	2,950,000	212,400
Murphy Oil	3,400,000	169,388
Ultra Petroleum (1)	400,000	24,924
Western Gas Resources	1,950,000	94,087
XTO Energy	4,266,666	185,899
		686,698
Total Energy		1,289,687
FINANCIALS 6.7%
Capital Markets 4.5%
E*TRADE Financial (1)	6,000,000	161,880
Eaton Vance	4,000,000	109,520
Investors Financial Services	550,000	25,779
Janus Capital Group	3,500,000	81,095
John Nuveen	2,000,000	96,300
Legg Mason	1,000,000	125,330
TD Ameritrade Holding	8,000,000	166,960
		766,864
Commercial Banks 0.2%
SVB Financial Group (1)	600,000	31,830
		31,830
Insurance 1.8%
Assurant	3,000,000	147,750
Axis Capital Holdings	3,400,000	101,660
Principal Financial Group	1,250,000	61,000
		310,410
Real Estate 0.2%
CapitalSource, REIT	1,500,000	37,320
		37,320

Total Financials		1,146,424

HEALTH CARE 17.2%

Biotechnology 6.4%
Abgenix (1)	2,100,000	47,250
Alkermes (1)	3,500,000	77,175
Amylin Pharmaceuticals (1)	1,750,000	85,663
Cephalon (1)	2,900,000	174,725
Gilead Sciences (1)	1,500,000	93,330
Human Genome Sciences (1)	1,500,000	16,305
MedImmune (1)	6,800,000	248,744
Myogen (1)	1,000,000	36,230
Neurocrine Biosciences (1)	1,200,000	77,448
OSI Pharmaceuticals (1)	1,500,000	48,150
PDL Biopharma (1)	2,000,000	65,600
Theravance (1)	1,000,000	28,040
Vertex Pharmaceuticals (1)	2,750,000	100,622
		1,099,282
Health Care Equipment & Supplies 2.3%
C R Bard	500,000	33,905
Edwards Lifesciences (1)	2,750,000	119,625
Gen-Probe (1)	1,250,000	68,900
Kinetic Concepts (1)	1,700,000	69,989
Thermo Electron (1)	2,500,000	92,725
		385,144
Health Care Providers & Services 6.2%
Community Health System (1)	2,400,000	86,760
Coventry Health Care (1)	1,000,000	53,980
DaVita (1)	1,000,000	60,210
Health Management	4,250,000	91,672
Humana (1)	2,000,000	105,300
Laboratory Corporation of America (1)	2,700,000	157,896
Manor Care (2)	4,000,000	177,400
Omnicare	1,500,000	82,485
Patterson Companies (1)	4,000,000	140,800
Triad Hospitals (1)	2,600,000	108,940
		1,065,443
Pharmaceuticals 2.3%
Barr Pharmaceuticals (1)	2,500,000	157,450
Elan ADR (1)	7,500,000	108,300
Sepracor (1)	1,350,000	65,893
Valeant Pharmaceuticals	3,250,000	51,513
		383,156

Total Health Care		2,933,025

INDUSTRIALS & BUSINESS SERVICES 13.7%

Aerospace & Defense 2.8%
Alliant Techsystems (1)	1,450,000	111,896
Goodrich	3,200,000	139,552
Rockwell Collins	3,900,000	219,765
		471,213
Air Freight & Logistics 0.3%
Expeditors International of Washington	500,000	43,195
		43,195
Airlines 1.0%
Southwest Airlines	10,000,000	179,900
		179,900
Building Products 0.6%
American Standard	2,500,000	107,150
		107,150
Commercial Services & Supplies 2.6%
ChoicePoint (1)	3,600,000	161,100
Manpower	3,000,000	171,540
Robert Half International	1,900,000	73,359
Viad (2)	1,250,000	42,850
		448,849
Electrical Equipment 1.0%
AMETEK (2)	4,000,000	179,840
		179,840
Industrial Conglomerates 2.0%
Roper Industries (2)	5,400,000	262,602
Teleflex	1,000,000	71,630
		334,232
Machinery 2.9%
Danaher	1,750,000	111,212
ITT Industries	2,000,000	112,440
Oshkosh Truck	2,950,000	183,608
Pentair	2,150,000	87,613
		494,873
Trading Companies & Distributors 0.5%
MSC Industrial Direct	550,000	29,711
United Rentals (1)	1,750,000	60,375
		90,086
Total Industrials & Business Services		2,349,338
INFORMATION TECHNOLOGY 25.7%

Communications Equipment 2.0%
ADTRAN	2,000,000	52,360
Comverse Technology (1)	2,000,000	47,060
Harris	3,550,000	167,880
Juniper Networks (1)	3,650,000	69,788
		337,088
Computers & Peripherals 0.6%
Avid Technology (1)(2)	2,250,000	97,785
		97,785
Electronic Equipment & Instruments 3.9%
CDW	1,500,000	88,275
Cogent (1)	3,500,000	64,190
Dolby Laboratories, Class A (1)	2,350,000	49,115
Flextronics (1)	9,000,000	93,150
FLIR Systems (1)(2)	3,500,000	99,435
Jabil Circuit (1)	4,000,000	171,440
Symbol Technologies	10,000,000	105,800
		671,405
Internet Software & Services 2.5%
CNET Networks (1)	6,056,300	86,060
Monster Worldwide (1)	3,250,000	162,045
VeriSign (1)	7,500,000	179,925
		428,030
IT Services 5.3%
CACI International, Class A (1)(2)	1,800,000	118,350
Checkfree (1)	2,250,000	113,625
DST Systems (1)	3,000,000	173,820
Fidelity National Information	3,000,000	121,650
Global Payments	1,650,000	87,466
Iron Mountain (1)	3,750,000	152,775
Moneygram International (2)	4,300,000	132,096
		899,782
Semiconductor & Semiconductor Equipment 7.0%
Altera (1)	6,500,000	134,160
AMIS Holdings (1)	1,250,000	11,325
Intersil Holding, Class A	5,300,000	153,276
Linear Technology	4,000,000	140,320
Marvell Technology Group (1)	1,000,000	54,100
Microchip Technology	4,000,000	145,200
National Semiconductor	3,000,000	83,520
Novellus Systems (1)	4,000,000	96,000
PMC-Sierra (1)	4,500,000	55,305
Semtech (1)	2,300,000	41,147
Spansion, Class A (1)	3,900,000	57,720
Teradyne (1)	5,000,000	77,550
Xilinx	6,000,000	152,760
		1,202,383
Software 4.4%
Activision (1)	1,800,000	24,822
Adobe Systems (1)	2,250,000	78,570
Amdocs (1)	4,000,000	144,240
Cadence Design Systems (1)	4,800,000	88,752
Jack Henry & Associates	3,400,000	77,758
McAfee (1)	3,000,000	72,990
NAVTEQ (1)	2,850,000	144,353
Red Hat (1)	4,300,000	120,314
		751,799

Total Information Technology		4,388,272

MATERIALS 1.2%

Chemicals 0.6%
Nalco Holding (1)	6,000,000	106,200
		106,200
Metals & Mining 0.6%
Newmont Mining	2,000,000	103,780
		103,780
Total Materials		209,980
TELECOMMUNICATION SERVICES 4.0%
Diversified Telecommunication Services 0.6%
Telus (CAD)	2,600,000	102,119
		102,119
Wireless Telecommunication Services 3.4%
American Tower Systems, Class A (1)	4,400,000	133,409
Crown Castle International (1)	6,250,000	177,187
Nextel Partners, Class A (1)	5,400,000	152,928
Rogers Communications, Class B	3,250,000	123,988
		587,512
Total Telecommunication Services		689,631
Total Miscellaneous Common Stocks 0.3% (3)		40,182

Total Common Stocks (Cost $10,774,191)		16,261,915
SHORT-TERM INVESTMENTS 5.2%
Money Market Funds 5.2%
T. Rowe Price Government Reserve Investment Fund, 4.61% (2)(4)	879,473,412	879,473
Total Short-Term Investments (Cost $879,473)		879,473

Total Investments in Securities
100.3% of Net Assets (Cost $11,653,664)		$ 17,141,388

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Affiliated company
(3)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4)	Seven-day yield
ADR	American Depository Receipts
CAD	Canadian Dollar
REIT	Real Estate Investment Trust

(2) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	3/31/06		12/31/05
AMETEK	$31,235 $	113	$240	$179,840	$	*
Avid Technology	64,658	61	-	97,785		*
CACI International	-	-	-	118,350		103,284
Catalina Marketing	18,526	-	-	75,075		62,107
Citadel Broadcasting	13,540	13,616	1,224	77,630		87,360
Cott	-	-	-	51,520		58,800
Fairmont Hotels	6,486	115	-	219,030		201,447
FLIR Systems	49	38	-	99,435		78,155
Manor Care	90	45	640	177,400		159,080
Moneygram
International	158	99	172	132,096		112,144
Roper Industries	98	36	317	262,602		213,354
T. Rowe Price
Government Reserve
Investment Fund	¤	¤	7,588	879,474		447,557
Viad	-	-	50	42,850		36,662
Totals			$10,231	$2,413,087		$1,559,950

‡	Includes dividend income of $10,231 and no interest income.
*	The issuer was not considered an affiliated company at December 31, 2005.
¤	Purchase and sale information not shown for cash management funds.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MID-CAP GROWTH FUND
Unaudited	March 31, 2006
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $11,653,664,000. Net unrealized gain aggregated $5,487,720,000 at period-end, of which $5,755,998,000 related to appreciated investments and $268,278,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Growth Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 19, 2006